Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Segment Results
The segment results for the year ended December 31, 2019 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
Segment revenue
Reportable segment revenue from external customers	119,240	1,620	—	—	120,860
Inter-segment sales	—	2,052	(2,052)	—	—

Reportable segment revenue	119,240	3,672	(2,052)	—	120,860

Reportable segment profit before income tax	2,745	1,164	—	393	4,302

Other segment information
Depreciation and amortization	21,816	261	—	—	22,077
Impairment charges / Impairment losses on financial assets, net	20	—	—	—	20
Interest income	108	1	(13)	—	96
Interest expense	5,152	30	(13)	—	5,169
Capital expenditure	42,853	303	—	—	43,156

The segment results for the year ended December 31, 2018 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
Segment revenue
Reportable segment revenue from external customers	112,228	2,702	—	—	114,930
Inter-segment sales	—	1,425	(1,425)	—	—

Reportable segment revenue	112,228	4,127	(1,425)	—	114,930

Reportable segment profit before income tax	2,723	622	—	522	3,867

Other segment information
Depreciation and amortization	15,051	251	—	—	15,302
Impairment charges/ Impairment losses on financial assets, net	338	7	—	—	345
Interest income	118	1	(9)	—	110
Interest expense	3,721	15	(9)	—	3,727
Capital expenditure*	30,670	508	—	—	31,178

*	Capital expenditure consists of additions to property, plant and equipment, right-of-use assets, construction in process, investment properties, intangible assets and long-term deferred assets.
The segment assets and liabilities as at December 31, 2019 and December 31, 2018 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
At December 31, 2019
Reportable segment assets	274,578	6,225	(1,943)	4,076	282,936
Reportable segment liabilities	211,035	3,146	(1,943)	301	212,539

At December 31, 2018
Reportable segment assets	230,533	4,635	(2,248)	3,845	236,765
Reportable segment liabilities	176,836	2,712	(2,248)	113	177,413

*
Unallocated assets primarily represent investments in associates and joint ventures, derivative financial instruments, equity investments designated at fair value through other comprehensive income and a financial asset at fair value through profit or loss. Unallocated results primarily represent the share of results of associates and joint ventures, fair value changes of derivative financial instruments, fair value changes of a financial asset at fair value through profit or loss and dividend income relating to equity investments.

Summary of Revenues by Geographical Area

	2019	2018	2017
	RMB million	RMB million	RMB million
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	80,058	76,517	67,923
International	37,082	34,744	3,624
Regional (Hong Kong, Macau and Taiwan)	3,846	4,017	30,928

Total	120,986	115,278	102,475

Summary of Reconciliation of Reportable Segment Revenues, Profit, Assets and Liabilities

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
Revenue
Reportable segment revenue		120,860	114,930	101,721
- Reclassification of expired sales in advance of carriage	(i)	—	—	357
- Reclassification of taxes relating to the expired tickets	(i)	126	348	397

Consolidated revenue		120,986	115,278	102,475

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
Profit before income tax
Reportable segment profit before income tax		4,302	3,867	8,620
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)	(3)	(11)	(10)

Consolidated profit before income tax		4,299	3,856	8,610

			2019	2018
	Notes		RMB million	RMB million
Assets
Reportable segment assets			282,936	236,765
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)		7	10
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	(iii)		2,242	2,242

Consolidated assets			285,185	239,017

	2019	2018
	RMB million	RMB million
Liabilities
Reportable segment liabilities	212,539	177,413
- Others	—	3

Consolidated liabilities	212,539	177,416

Notes:

(i)	The difference represents the different classification of sales related taxes under the PRC Accounting Standards and IFRSs.
(ii)
The difference is attributable to the differences in the useful lives and residual values of aircraft and engines adopted for depreciation purposes in prior years under the PRC Accounting Standards and IFRSs. Despite the depreciation policies of these assets which have been unified under IFRSs and the PRC Accounting Standards in recent years, the changes were applied prospectively as changes in accounting estimates which result in the differences in the carrying amounts and related depreciation charges under IFRSs and the PRC Accounting Standards.

(iii)
The difference represents the different measurement of the fair value of acquisition cost of the shares from Shanghai Airlines between the PRC Accounting standards and IFRSs, which results in the different measurement of goodwill.